Business combinations - RSPRINT Narrative (Detail) - RS print [member] - Fair value at acquisition date [member] € in Thousands	12 Months Ended
Dec. 31, 2020 EUR (€)
Disclosure of detailed information about business combination [line items]
Fair value developed technology	€ 4,820
Fair value customer relationship	248
Fair value contracts	2,862
RS Print capital called not yet paid	655
Fair value of the previously held equity	770
Contribution to net profit	(520)
Contribution of revenue	664
Acquisition costs	€ 63
Minimum royalty rate	8.00%
Maximum Royalty Rate	10.00%
Wacc PPA	16.00%
Gross acquired accounts receivable	€ 1,140
Fair value adjustment inventory	265
Deferred tax liabilities	(2,049)
Acquisition price in cash assets	3,000
Acquisition price in cash shares	€ 5,220
Remaining Percentage Of Shares RS Print acquired	50.00%
Percentage of interest RS print	50.00%
Loss of share if acquisition on January 1, 2020	€ (392)
Pro forma revenue RS Print	1,250
Pro forma net profit RS Print	(1,332)
Not collectible trade receivables	44
Remaining Useful Life Customers	15
Remaining Usefu lLife Contracts And Technology	€ 7